SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
Pioneer Bank, National Association 401(k) Savings Plan
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting

The accompanying financial statements have been prepared on the accrual basis of accounting and present the net assets available for benefits and changes in those net assets available for benefits.

Investment Valuation and Income Recognition

Investments in employer common stock, money market funds, and mutual funds are reported at fair value. Investments in common collective trust funds are reported at Net Asset Value (“NAV”). The NAV, as provided by the trustee, is used as a practical expedient to estimate fair value. This practical expedient is not used when it is determined to be probable that the Plan will sell the investment for an amount different from the reported NAV. Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Notes Receivable from Participants

Notes receivable from participants are reported at their unpaid principal balance plus any accrued but unpaid interest, with no allowance for credit losses, as repayments of principal and interest are received through payroll deductions and the notes are collateralized by the participants’ account balances.

Payment of Benefits

Benefits are recorded when paid.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the Unites States of America (“U.S. GAAP”) requires the plan administrator to make estimates and assumptions that affect certain reported amounts and disclosures. Actual results could differ from those estimates, particularly given the economic disruptions and uncertainties the past few years, and such differences, may be significant.

Risks and Uncertainties

The Plan holds various investment securities. Investment securities are exposed to various risks such as interest rate, market, liquidity and credit risks. Due to the level of risk associated with certain investment securities, and the sensitivity of certain fair value estimates to changes in valuation assumptions, it is at least reasonably possible that changes in the fair values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits and the statements of changes in net assets available for benefits.